Note 29 Treasury shares (Details) - EUR (€) € in Millions		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Treasury shares at the beginning [Member]
Components of equity treasury stock [Line Items]
Number of treasury shares		14,352,832	12,617,189	47,257,691
Treasury shares in millions of euros		€ 46	€ 62	€ 296
Purchase of treasury shares [Member]
Components of equity treasury stock [Line Items]
Number of treasury shares	[1]	203,530,570	234,691,887	214,925,699
Treasury shares in millions of euros	[1]	€ 1,022	€ 807	€ 1,088
Sales and other changes of treasury shares [Member]
Components of equity treasury stock [Line Items]
Number of treasury shares		(90,250,003)	(232,956,244)	(249,566,201)
Treasury shares in millions of euros		€ (417)	€ (830)	€ (1,298)
Derivatives on bbva shares [Member]
Components of equity treasury stock [Line Items]
Number of treasury shares		0	0	0
Treasury shares in millions of euros		€ (4)	€ 7	€ (23)
Other changes in treasury shares [Member]
Components of equity treasury stock [Line Items]
Number of treasury shares		0	0	0
Treasury shares in millions of euros		€ 0	€ 0	€ 0
Treasury shares at the end [Member]
Components of equity treasury stock [Line Items]
Number of treasury shares		127,633,399	14,352,832	12,617,189
Treasury shares in millions of euros		€ 647	€ 46	€ 62
Of which held by bbva sa [Member]
Components of equity treasury stock [Line Items]
Number of treasury shares	[1]	112,733,730	592,832	0
Treasury shares in millions of euros	[1]	€ 574	€ 9	€ 0
Of which held by Corporacion General Financiera SA [Member]
Components of equity treasury stock [Line Items]
Number of treasury shares		14,899,669	13,760,000	12,617,189
Treasury shares in millions of euros		€ 72	€ 37	€ 62
Of which held by other subsidiaries [Member]
Components of equity treasury stock [Line Items]
Number of treasury shares		0	0	0
Treasury shares in millions of euros		€ 0	€ 0	€ 0
Average purchase price of treasury shares in euros [Member]
Components of equity treasury stock [Line Items]
Number of treasury shares		5.02	3.44	5.06
Treasury shares in millions of euros		€ 0	€ 0	€ 0
Average selling price of treasury shares in euros [Member]
Components of equity treasury stock [Line Items]
Number of treasury shares		4.89	3.63	5.20
Treasury shares in millions of euros		€ 0	€ 0	€ 0
Net gain or losses on transactions treasury shares [Member]
Components of equity treasury stock [Line Items]
Number of treasury shares
Treasury shares in millions of euros		€ 17	€ 0	€ 13

[1]	(*) In 2021 includes the share buyback program (see Note 4).